Submission	Nov. 05, 2025
Submission [Line Items]
Central Index Key	0001840904
Registrant Name	ATAI Life Sciences N.V.
Registration File Number	333-290592
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A